ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET - Ageing analysis of accounts receivable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Ageing analysis of accounts receivable
Accounts receivable	¥ 6,814,416	¥ 4,583,635
Less: allowance for credit losses	(1,517,099)	(1,566,129)
Accounts receivable, net	5,297,317	3,017,506
Up to 3 months
Ageing analysis of accounts receivable
Accounts receivable	4,315,046	2,056,388
3 months to 1 year
Ageing analysis of accounts receivable
Accounts receivable	649,209	617,635
Over 1 year
Ageing analysis of accounts receivable
Accounts receivable	¥ 1,850,161	¥ 1,909,612